CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Cash Flows [Abstract]
Acquisitions of subsidiary, cash acquired	$ 1,164	$ 1,164	$ 1,164